Taxes - Net Deferred Income Tax Asset Rollforward (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Balance at the beginning of the period	$ (16,010)	$ (13,575)	$ (10,657)
Deferred tax provision for the period	622	(3,871)	(1,176)
Deferred tax income net recorded in share of the profit of equity method accounted investees	277	(404)	(406)
Acquisition of subsidiaries		(1)	382
Unrealized (gain) on cash flow hedges	1,006	865	(391)
Exchange differences on translation of foreign operations	(491)	2,215	(2,121)
Remeasurements of the net defined benefit liability	380	(256)	(204)
Retained earnings of equity accounted investees	32	(33)	384
Restatement effect of the period and beginning balances associated with hyperinflationary economies	(507)	(953)	1,378
Balance at the end of the period	$ (14,691)	$ (16,010)	$ (13,575)